Schedule of Summarized Financial Information for the Company’s Reportable Segments (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Revenue	$ 3,257,357		$ 1,751,255		$ 6,647,748	$ 3,647,590	$ 7,288,029	$ 2,635,757
Cost of revenues	2,292,045		1,661,241		4,338,795	2,930,143	6,154,434	2,935,119
Income (loss) from operations	(2,783,197)		(3,639,732)		(5,110,973)	(10,568,191)	(15,476,517)	(33,494,714)
Loss from discontinued operations	(149,000)		(1,147,654)		(294,000)	(1,255,654)	70,024	(22,174,305)
Net income (loss)	(3,441,158)	$ (2,823,746)	(4,810,932)	$ (7,044,529)	(6,264,904)	(11,855,461)	(15,303,402)	(55,644,135)
Income (loss) from operations	(3,292,158)		(3,663,278)		(5,970,904)	(10,599,807)	(15,303,402)	(33,469,830)
Affiliate Marketing Services US [Member]
Finite-Lived Intangible Assets [Line Items]
Revenue	305,571		108,509		585,347	170,032	415,450	211,528
Cost of revenues							141,736	64,070
Income (loss) from operations							(9,471,593)
Loss from discontinued operations
Net income (loss)							(9,183,309)	(32,774,152)
Income (loss) from operations								(32,773,402)
Affiliate Marketing Services International [Member]
Finite-Lived Intangible Assets [Line Items]
Revenue	1,124,887		840,212		2,133,164	1,763,961	3,427,698
Cost of revenues							2,127,555
Income (loss) from operations							(5,026,352)
Loss from discontinued operations
Net income (loss)							(5,135,517)
Income (loss) from operations
Sports Gaming Client Services [Member]
Finite-Lived Intangible Assets [Line Items]
Revenue	698,529		802,534		1,763,544	1,713,597	2,493,685	2,424,229
Cost of revenues							3,119,178	2,871,049
Income (loss) from operations							(1,027,484)
Loss from discontinued operations
Net income (loss)							(1,027,484)	(696,427)
Income (loss) from operations								(696,428)
Sports Hub Gaming Network [Member]
Finite-Lived Intangible Assets [Line Items]
Revenue	$ 1,128,370				$ 2,165,693		951,196
Cost of revenues							765,965
Income (loss) from operations							48,912
Loss from discontinued operations
Net income (loss)							42,908
Income (loss) from operations
Enterprise TEM [Member]
Finite-Lived Intangible Assets [Line Items]
Revenue
Cost of revenues
Income (loss) from operations
Loss from discontinued operations							70,024	(22,174,305)
Net income (loss)							$ 70,024	(22,174,305)
Income (loss) from operations